Related Party Transactions - Amounts Due from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 479,975	$ 73,560	¥ 498,971
Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	40,203	6,161	49,733
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	433,936	66,504	428,724
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	27,226	4,173	42,170
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	46,039	7,056	70,247
Gopher Capital GP Ltd | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 12,977	$ 1,988	¥ 7,563